Provisions	7 Months Ended	12 Months Ended
	Aug. 07, 2023	Dec. 31, 2023
Disclosure of other provisions [line items]
Provisions
NOTE 16 Provisions
Given the nature of our activities, we are subject to legal and tax proceedings, governmental, regulatory and legislative investigations and inquiries and claims and litigation that are incidental to our business, none of which we believe are likely to have a material adverse effect on the Company’s financial statements
We periodically assess our liabilities and contingencies in connection with these matters based upon the latest information available. For claims, litigation and proceedings and governmental investigations and inquiries not related to income taxes, we record liabilities in the financial statements when it is both probable that a liability has been incurred and the amount of loss can be reasonably estimated and periodically adjust these as appropriate.

(In thousands)	December 31, 2023		December 31, 2022
Civil	R$	12,270	R$	1,109
Tax		5,334		—
Labor		6,090		1,326

Total	R$	23,694	R$	2,435

Current		685		2,435
Non-current		23,009		—
Changes in provisions for tax, civil and labor risks are as follows:

(In thousands)	Civil (i)		Tax (ii)		Labor (iii)		Total
As of December 31, 2022		1,109		—		1,326		2,435

Acquisition	R$	11,799	R$	5,334	R$	4,478	R$	21,611
Additions		6,779		—		286		7,065
Payments		(7,417)		—		—		(7,417)

As of December 31, 2023	R$	12,270	R$	5,334	R$	6,090	R$	23,694

Provision for civil risks
Most of the civil claims are based in article 43, paragraph 2 of Law 8,078/90– Consumer Defense Code due to lawsuits filed against the Company. The claimants are seeking indemnity for pain and suffering, alleging not sending the prior notification before the Company exhibits the consumer’s data in Boa Vista’s database.
By means of the history of closed cases, the percentages of validity, partial validity and groundlessness of the Special Court and Common Justice cases were calculated, and the average amount paid in cases granted or partially granted was calculated. The recorded civil provision is the result of the estimation of claims representing probable portfolio loss.
Provision for tax risks
A decision referring to the partial approval by the Brazilian Federal Revenue Service, regarding the offset of federal withholding taxes for issue of invoices, to pay the Income Tax and Social Contribution for the period from January 2011 to December 2011, submitted through a tax compensation mechanism named PER/DCOMP.

The Company also has provisions for risks related to federal and municipal taxes between the periods from January 2016 to July 2021.
Provision for labor risks
The Company is involved in labor claims comprising overtime and salary parity. The Company is also a party to labor lawsuits involving outsourced service providers in which the Company has joint liability.
Contingent liabilities
There were no significant changes regarding the progress of labor, civil and tax lawsuits classified as possible risks of loss, totaling R$ 75,272 as of December 31, 2023.
Amortization of tax goodwill
As a result of tax assessment notice issued by the Brazilian Federal Revenue Service in December 2015, the Company is discussing the deductibility of Income Tax and Social Contribution referring to amortization of goodwill from the merger originated from the net assets transferred in the acquisition of Equifax do Brasil Ltda. and the amortization of database originated from the net assets transferred through the capital increase paid-up
by Associação Comercial de São Paulo (“ACSP”). The restated amount (SELIC) of the tax assessment notice is R$ 51,968. The Company timely filed an appeal that was reviewed by the taxing authorities, which considered it valid in relation to the database portion acquired by ACSP. The Company is currently awaiting a decision by the Administrative Council of Tax Appeals (CARF). The Company’s management, supported by the opinion of counsel, understands that the likelihood of success in this discussion is considered “possible” and, for this reason, no provision was set aside in the financial statements.
Tax Foreclosure of Municipal ISS in Campinas
Tax foreclosure derived from assessment notice No. 002298/2013, filed by the Public Treasury of the Municipality of Campinas against Boa Vista Serviços S.A. for the collection of debts related to ISS for the provision of services in the periods from June 1, 2011 to May 31, 2013 to customers located in the Municipality of Campinas. The financial impact in the event of loss is R$ 0.2.
Tax Foreclosure of Municipal ISS in São Paulo
Refers to assessment notices filed by the Municipality of São Paulo charging amounts arising from the alleged underpayment by the Company of ISS tax levied on the digital certificate issuance activity, as well as a fine for non-compliance
with the ancillary obligation, related to the alleged error in the issue of electronic invoices. The financial impact in the event of loss is R$ 5,971.
Lawsuit – Stock Option Plan, commercial nature
Legal action filed to seek recognition of the commercial nature of the Company’s Stock Option Plan and secure non-chargeability
of income tax, social security contribution and on those of third parties.
This is a civil suit seeking to demonstrate that gains and losses involving the Stock Option Plan established by the Plaintiff Entity to the benefit of its employees arise from the commercial agreement entered into by and between the parties on an onerous and voluntary basis, subject to risk (as in any other business). Thus, as no labor compensation is paid, no income tax is levied on compensation paid to individuals (progressive rate of up to 27.5%), on social security contributions and on those of third parties.
According to management views supported by outside counsel, the likelihood of loss is rated as “possible”, with a financial impact of R$ 14,739, in case of an unfavorable outcome. As of December 31, 2023 no provision has been recorded.
Labor contingencies
The Company is a party to other labor claims in the amount of R$ 1,784, whose risk of loss was classified as “possible” in the opinion of our legal counsel and, therefore, no provision was recorded as of December 31 2023.

Judicial deposits
The Company granted collateral for civil, labor and tax lawsuits in the form of cash deposits which the Company is unable to access until the lawsuit is resolved, as follows:

(In thousands)	December 31, 2023
Civil contingencies	R$	27
Labor contingencies		1,379
Tax liabilities		26,691

Total	R$	28,097

Boa Vista Servicos S.A [member]
Disclosure of other provisions [line items]
Provisions
22	Provisions
The Group is party to lawsuits and administrative proceedings arising from the normal course of its operations.
Provision for probable losses arising from these lawsuits is estimated by the Group, taking into consideration the opinion of its legal advisors.

	August 7,	December 31,
	2023	2022
Civil	11,799	6,592
Tax	5,354	5,334
Labor	4,478	2,148

Total	21,631	14,074

Current	—	—
Non-current	21,631	14,074
Changes in provisions for tax, civil and labor risks
are
as follows:

	Civil (i)	Tax (ii)	Labor (iii)	Total
As of January 1, 2022	4,588	7,741	13,663	25,992
Additions	9,209	—	—	9,209
Write-offs	—	—	(678)	(678)
Payments	(7,205)	—	—	(7,205)
Interest and fines	—	887	—	887
Transfer to liabilities held for sale	—	(3,294)	(10,837)	(14,131)

As of January 1, 2023	6,592	5,334	2,148	14,074

Additions	14,251	—	2,330	16,581
Payments	(9,044)	—	—	(9,044)
Interest and fines	—	20	—	20

As of August 7, 2023	11,799	5,354	4,478	21,631

(i)	Provision for civil risks
Most of the civil claims are based in article 43, paragraph 2 of Law 8,078/90– Consumer Defense Code due to lawsuits filed against the Group. The claimants are seeking indemnity for pain and suffering, alleging not sending the prior notification before the Company exhibits the consumer’s data in Boa Vista’s database.
By means of the history of closed cases, the percentages of validity, partial validity and groundlessness of the Special Court and Common Justice cases were calculated, and the average amount paid in cases granted or partially granted was calculated. The recorded civil provision is the result of the estimation of claims representing probable portfolio loss.

(ii)	Provision for tax risks
Decision referring to the partial approval by the Brazilian Federal Revenue Service, regarding the offset of federal withholding taxes for issue of invoices, to pay the Income Tax and Social Contribution for the period from January 2011 to December 2011, submitted through a tax compensation mechanism named PER/DCOMP.
The Group also has provisions for risks related to federal and municipal taxes between the periods from January 2016 to July 2021.

(iii)	Provision for labor risks
The Group is involved in labor claims comprising overtime and salary parity. The Group is also a party to labor lawsuits involving outsourced service providers in which the Group has joint liability.
Contingent liabilities
There were no significant changes regarding the progress of labor, civil and tax lawsuits classified as possible risks of loss, totaling R$87,218 and R$86,516 as of August 7, 2023 and December 31, 2022, respectively.

2.	Amortization of tax goodwill
As a result of tax assessment notice issued by the Brazilian Federal Revenue Service in December 2015, the Company is discussing the deductibility of Income Tax and Social Contribution referring to amortization of goodwill from the merger originated from the net assets transferred in the acquisition of Equifax do Brasil Ltda. (R$25,212) and the amortization of database originated from the net assets transferred through the capital increase paid-up
by Associação Comercial de São Paulo (“ACSP”) (R$16,249). The restated amount (SELIC) of the tax assessment notice is R$50,500 (R$48,358 at December 31, 2022). The Company timely filed an appeal that was reviewed by the taxing authorities, which considered it valid in relation to the database portion acquired by ACSP. The Company is currently awaiting a decision by the Administrative Council of Tax Appeals (CARF). The Company’s management, supported by the opinion of counsel, understands that the likelihood of success in this discussion is considered “possible” and, for this reason, no provision was set aside in the financial statements.

3.	Tax Foreclosure of Municipal ISS in Campinas
Tax foreclosure derived from assessment notice No. 002298/2013, filed by the Public Treasury of the Municipality of Campinas against Boa Vista Serviços S.A. for the collection of debts related to ISS for the provision of services in the periods from June 1, 2011 to May 31, 2013 to customers located in the Municipality of Campinas. The financial impact in the event of loss is R$219 (R$200 as of December 31, 2022).

4.	Tax Foreclosure of Municipal ISS in São Paulo
Refers to assessment notices filed by the Municipality of São Paulo charging amounts arising from the alleged underpayment by the Company of ISS tax levied on the digital certificate issuance activity, as well as a fine for non-compliance
with the ancillary obligation, related to the alleged error in the issue of electronic invoices. The financial impact in the event of loss is R$5,729 (R$5,356 as of December 31, 2022).

5.	Lawsuit – Stock Option Plan, commercial nature
Legal action filed to seek recognition of the commercial nature of the Company’s Stock Option Plan and secure non-chargeability
of income tax, social security contribution and on those of third parties.
This is a civil suit seeking to demonstrate that gains and losses involving the Stock Option Plan established by the Plaintiff Entity to the benefit of its employees arise from the commercial agreement entered into by and between the parties on an onerous and voluntary basis, subject to risk (as in any other business). Thus, as no labor compensation is paid, no income tax is levied on compensation paid to individuals (progressive rate of up to 27.5%), on social security contributions and on those of third parties.
According to management views supported by lawyers’ opinion, the likelihood of loss is rated as “possible”, with a financial impact of R$14,171 (R$13,318 as of December 31, 2022), in case of an unfavorable outcome.

6.	Decisions
These are differences arising from PIS and COFINS credits withheld by customers of invoices issued by the Company, and which were offset against taxes to be paid. The Company proved the amounts offset through supporting documents.
According to management views supported by lawyers’ opinion, the likelihood of loss is rated as “possible”, with a financial impact of R$13,187 (R$12,410 as of December 31, 2022) in case of an unfavorable outcome.

7.	Labor contingencies
The Company is a party to other labor claims in the amount of R$1,578 (R$4,872 as of December 31, 2022), whose risk of loss was
classified as “possible” in the opinion of our legal counsel and, therefore, no provision was recorded as of August 7, 2023.

(v)	Judicial deposits
The Company granted collateral for civil, labor and tax lawsuits in the form of cash deposits which the Group is unable to access until the lawsuit is resolved, as follows:

	August 7, 2023	December 31, 2022
Civil contingencies	1,740	2,020
Labor contingencies	1,182	1,494
Tax liabilities	25,833	23,836

Total	28,755	27,350

Guarantee insurance
On August 7, 2023, the Company has no guarantee insurance. On December 31, 2022, as allowed by the Brazilian courts, as an alternative to judicial deposits, for two tax contingencies the Group had guarantee insurance with a total coverage limit of R$
7,121
.